Consolidated Statements of Financial Position - EUR (€) € in Thousands	Sep. 30, 2023	Sep. 30, 2022
Non-current assets
Goodwill	€ 1,593,917	€ 1,674,293
Intangible assets (other than goodwill)	1,705,736	1,815,201
Property, plant and equipment	286,053	205,008
Right-of-use assets	122,984	113,522
Deferred tax assets	0	4,590
Other assets	38,234	16,107
Total non-current assets	3,746,924	3,828,721
Current assets
Inventories	595,092	535,605
Right to return assets	1,132	2,605
Trade and other receivables	91,764	66,146
Current tax assets	10,361	21,743
Other current assets	37,789	26,729
Cash and cash equivalents	344,408	307,078
Total current assets	1,080,546	959,906
Total assets	4,827,470	4,788,627
Shareholders' equity
Ordinary shares	182,721	182,721
Share premium	1,894,384	1,894,384
Other capital reserve	65,394
Retained earnings	225,976	150,954
Accumulated other comprehensive income	32,113	129,759
Total shareholders' equity	2,400,589	2,357,818
Non-current liabilities
Loans and borrowings	1,815,695	1,919,635
Lease liabilities	103,049	89,911
Provisions for employee benefits	2,716	2,374
Other provisions	2,074	2,037
Deferred tax liabilities	109,794	92,851
Deferred income	10,634	0
Other liabilities	4,338	35
Total non-current liabilities	2,048,300	2,106,843
Current liabilities
Loans and borrowings	37,343	46,606
Lease liabilities	27,010	26,571
Trade and other payables	123,012	113,224
Accrued liabilities	38,645	20,066
Other financial liabilities	7,085	10,860
Other provisions	36,495	34,401
Contract liabilities	7,018	1,924
Tax liabilities	83,332	50,660
Deferred income	2,680	2,080
Other current liabilities	15,961	17,573
Total current liabilities	378,581	323,966
Total liabilities	2,426,881	2,430,809
Total shareholders' equity and liabilities	€ 4,827,470	€ 4,788,627